Long-term investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2023 CNY (¥)	May 31, 2022 CNY (¥) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2016 CNY (¥)
Equity investments - equity method			¥ 56,319		¥ 54,833		$ 7,716
Equity in income/(loss) of affiliates			1,486	$ 204	(580)	¥ 292
Impairment losses on equity			17,553		22,240	0
Held-to-maturity investments			343,300		3,009		$ 47,032
Nanjing Zhongshan Financial Leasing Co., Ltd
Equity investments - equity method			46,937		46,331			¥ 42,500
Equity interest (in percentage)								25.00%
Equity in income/(loss) of affiliates			1,486		580	292
Retained Non-controlling Investments In Disposed Travel Agencies
Equity investments - equity method			7,001		6,481
Fair value of retained non-controlling interests						9,655
Guangxi Yijianyou Tourism Operation Co., Ltd. (''Yijianyo'')
Equity investments - equity method			2,381		2,021
Equity interest (in percentage)	35.00%
Investment amount	¥ 1,050
HNA Trust
Equity investments - equity method			12,895		13,106
HNA Trust | Related Party
Number of units received and registered for settlement of debts | shares		632,992,650
Percentage of units received for settlement of debts		0.09%
Initial investment on receipt of units		¥ 13,318
Cash received of distribution of earnings			¥ 211		¥ 212
Recognized investment gain						¥ 5,603